Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of remuneration of key management personnel

	December 31, 2025	December 31, 2024
	$	$
Salaries and management fees	2,676	2,299
Stock-based compensation	2,060	1,093
Total	4,736	3,392